Debt - Schedule of maturities of long-term debt (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
2024	$ 21,234
2025	26,913
2026	26,064
2027	27,538
2028	29,563
Thereafter	322,296
Total	453,608	$ 74,859
Deferred finance charges	(14,112)	(7,419)
Total debt, net of deferred finance charges	$ 439,496	$ 67,440